Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
SOLV Energy Holdings LLC [Member]
Segment Reporting Information [Line Items]
Summary of Company's reportable segment
The table below provides information about the Company’s reportable segment:

	Year Ended December 31,
	2025	2024	2023
Revenue	$2,490,496	$1,847,803	$2,100,643
Adjusted Cost of revenue (1)	2,002,194	1,573,829	1,978,202
Other segment items (2)	146,625	108,841	69,833

Segment Adjusted EBITDA	$341,677	$165,133	$52,608

Interest expense	(52,730)	(55,394)	(59,702)
Interest income	7,156	4,601	1,634
Depreciation and amortization	(85,543)	(84,836)	(81,832)
Non-cash compensation expense	(27,326)	(8,607)	(2,375)
Loss on disposal of property and equipment	(38)	(215)	—
Loss on the extinguishment of debt	—	(4,398)	—
Change in the fair value of derivative	(17)	236	(220)
Gain on investment	—	750	1,803
Net income attributable to noncontrolling interests	520	—	—
Non-recurring private equity management fees, transaction, integration and transition costs, and other non-cash costs	(30,353)	(6,748)	(21,555)

Consolidated income (loss) before income taxes	$153,346	$10,522	$(109,639)

(1)	Cost of revenue, excluding depreciation expense
(2)
Primarily includes selling, general and administrative expenses, including bonus expenses, excluding depreciation, non-cash
compensation expense, and other
non-recurring
expenses shown in the reconciliation above